Joint Ventures - Dividends Received (Details) - USD ($) $ in Thousands			3 Months Ended		12 Months Ended
	May 09, 2024	Mar. 27, 2024	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of joint ventures [line items]
Dividends received					$ 5,848	$ 9,328	$ 6,354
SQM Vitas Fzco.
Disclosure of joint ventures [line items]
Share of ownership in associates					50.00%
Dividends received					$ 12,500	0	0
Pavoni And C. SpA
Disclosure of joint ventures [line items]
Share of ownership in associates					50.00%
Dividends received					$ 218	0	0
Covalent Lithium Pty Ltd.
Disclosure of joint ventures [line items]
Share of ownership in associates					50.00%
Dividends received					$ 0	0	0
SQM Vitas Brasil Agroindustria
Disclosure of joint ventures [line items]
Share of ownership in associates					0.00%
Dividends received					$ 0	0	0
SQM Vitas Perú S.A.C.
Disclosure of joint ventures [line items]
Share of ownership in associates		100.00%			0.00%
Dividends received					$ 0	$ 0	0
SQM Vitas Perú S.A.C. | SQM Vitas Fzco
Disclosure of joint ventures [line items]
Share of ownership in associates						99.99999%
Pirra Lithium Pty Ltd.
Disclosure of joint ventures [line items]
Share of ownership in associates			40.00%	37.50%	40.00%
Dividends received					$ 0	$ 0	0
Azure Minerals
Disclosure of joint ventures [line items]
Share of ownership in associates	50.00%				50.00%
Dividends received					$ 0	0	0
Azure Minerals | SH Mining Pty Ltd.
Disclosure of joint ventures [line items]
Share of ownership in associates					30.57%
Dividends received
Disclosure of joint ventures [line items]
Dividends received					$ 12,718	$ 0	$ 0